LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Long-term Debt
The Company’s long-term debt is a liability of People Inc. and consists of:

	December 31,
	2025	2024
	(In thousands)
Term Loan A-1 due May 14, 2030	$341,250	$—
Term Loan B-2 due June 16, 2032	700,000	—
7.625% Senior Secured Notes due June 15, 2032; interest payable each June 15 and December 15	400,000	—
Term Loan A due December 1, 2026	—	297,500
Term Loan B-1 due December 1, 2028	—	1,182,500
Total long-term debt	1,441,250	1,480,000
Less: current portion of long-term debt	24,500	35,000
Less: original issue discount	3,397	3,512
Less: unamortized debt issuance costs	12,029	6,481
Total long-term debt, net	$1,401,324	$1,435,007

Schedule of Aggregate Contractual Maturities of Long-term Debt
Long-term debt maturities at December 31, 2025 are summarized in the table below:

Year Ending December 31,	(In thousands)
2026	$24,500
2027	24,500
2028	42,000
2029	59,500
2030	225,750
Thereafter	1,065,000
Total	1,441,250
Less: current portion of long-term debt	24,500
Less: original issue discount	3,397
Less: unamortized debt issuance costs	12,029
Total long-term debt, net	$1,401,324

Schedule of Debt Instrument Redemption	On and after June 15, 2028, the 2032 Notes may be redeemed at the prices set forth below (expressed as percentages of principal amount of the 2032 Notes to be redeemed), plus accrued and unpaid interest thereon, if any, to, but not including, the applicable redemption date, if redeemed during the twelve-month period beginning on June 15 of the years indicated below:

Year	Percentage
2028	103.813%
2029	101.906%
2030 and thereafter	100.000%